Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Long Term Liabilities
Other long-term liabilities consist of the following:

	2013	2012
Asset retirement obligations	$9,508	$7,088
Customer deposits	8,774	5,620
Provision for injury and damages	1,215	3,480
Deferred water rights inducement	2,764	2,845
Contingent consideration	1,102	1,031
Other	4,580	5,177
	27,943	25,241
Less: current portion	(7,451)	(4,352)
	$20,492	$20,889